STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2016	$ 913,403	$ 582,825	$ (2,847,511)	$ 159,323	$ (1,191,960)
Balance (in shares) at Dec. 31, 2016	44,359,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Prior Year Adjustment (in shares)	30,558
Issuance of shares, primarily on conversion of debt	$ 506,141				506,141
Issuance of shares, primarily on conversion of debt (in shares)	26,914,315
Warrants and stock options issued (Note 7)		2,885,489			2,885,489
Net loss			(4,141,613)		(4,141,613)
Foreign exchange translation				(67,323)	(67,323)
Balance at Dec. 31, 2017	$ 1,419,544	3,468,314	(6,989,124)	92,000	(2,009,266)
Balance (in shares) at Dec. 31, 2017	71,304,035
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options		202,588			202,588
Share issuance	$ 125,360	(125,360)
Share issuance (in shares)	3,798,781
Warrants		3,454,400			3,454,400
Net loss			(5,588,334)		(5,588,334)
Foreign exchange translation				207,178	(207,178)
Balance at Dec. 31, 2018	$ 1,544,904	$ 6,999,942	$ (12,577,458)	$ 299,178	$ (3,733,435)
Balance (in shares) at Dec. 31, 2018	75,102,816